Long-Term Debt (Parenthetical) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unsecured Debt | Minimum
Debt Instrument [Line Items]
Long-term debt, due date	2013	2012
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Maximum
Debt Instrument [Line Items]
Long-term debt, due date	2026	2026
Long-term debt, interest rate	6.40%	6.40%
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt, due date	2015	2015
Long-term debt, interest rate	0.00%	0.00%
Long-term debt, conversion price	¥ 10,626	¥ 10,626
Unsecured Zero Point Three Nine Percent Straight Bonds Due in Twenty Seventeen
Debt Instrument [Line Items]
Long-term debt, due date	2017
Long-term debt, interest rate	0.39%
Unsecured Zero Point Six Zero Percent Straight Bonds Due in Twenty Nineteen
Debt Instrument [Line Items]
Long-term debt, due date	2019
Long-term debt, interest rate	0.60%
Unsecured Zero Point Nine Six Percent Straight Bonds Due in Twenty Twenty Two
Debt Instrument [Line Items]
Long-term debt, due date	2022
Long-term debt, interest rate	0.96%
Unsecured Zero Point Seven Two Percent Straight Bonds Due in Twenty Fourteen
Debt Instrument [Line Items]
Long-term debt, due date	2014
Long-term debt, interest rate	0.72%
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, due date	2013	2012
Long-term debt, interest rate	0.00%	0.00%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, due date	2019	2026
Long-term debt, interest rate	8.27%	9.15%